Intangible assets, net (Tables)	6 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of
	September 30, 2024	March 31, 2024
Software	$6,494,918	$5,433,967
Courseware	29,854,061	29,485,462
Copyrights	11,036,333	11,880,830
	47,385,312	46,800,259
Less: accumulated amortization	(39,295,633)	(38,810,461)
Less: impairment	(8,089,679)	(7,989,798)
Intangible assets, net	$—	$—